Note 3 - Investment Securities (Details) - Trust Preferred Securities (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Security A [Member]
Note 3 - Investment Securities (Details) - Trust Preferred Securities [Line Items]
Amortized Cost (in Dollars)	$ 1,822
Fair Value (in Dollars)	1,195
Unrealized Loss (in Dollars)	627
Number of underlying financial institution issuers	47
Number of deferrals and defaults	10
Additional expected deferrals/ defaults(1)		[1]
Excess Subordination as a percentage of performing collateral(2)	26.77%	[2]
Security B [Member]
Note 3 - Investment Securities (Details) - Trust Preferred Securities [Line Items]
Amortized Cost (in Dollars)	1,737
Fair Value (in Dollars)	313
Unrealized Loss (in Dollars)	$ 1,424
Number of underlying financial institution issuers	40
Number of deferrals and defaults	13
Additional expected deferrals/ defaults(1)		[1]
Excess Subordination as a percentage of performing collateral(2)		[2]

[1]	No assessment of these numbers was made for Security A as it was not modeled for cash flows due to its current payment status and its excess subordination. For Security B, this includes issuers for which there is an estimated probability of deferral or default of 50% or greater. None of the remaining performing collateral was projected as a future deferral or default, due to low Texas ratios; two deferring issuers were projected to default.
[2]	Security B is in a support tranche and has no excess subordination.